Quarterly Holdings Report
for

Fidelity® SAI U.S. Quality Index Fund

April 30, 2021

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV4-QTLY-0621
1.9867677.105

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.8%
	Shares	Value
COMMUNICATION SERVICES - 13.2%
Entertainment - 0.7%
Electronic Arts, Inc.	411,252	$58,430,684
Interactive Media & Services - 12.5%
Alphabet, Inc. Class A (a)	229,553	540,252,986
Facebook, Inc. Class A (a)	1,350,791	439,115,138
Match Group, Inc. (a)	368,634	57,370,509
		1,036,738,633

TOTAL COMMUNICATION SERVICES		1,095,169,317

CONSUMER DISCRETIONARY - 7.5%
Auto Components - 0.2%
Gentex Corp.	347,426	12,222,447
Household Durables - 0.4%
Garmin Ltd.	211,476	29,022,966
Internet & Direct Marketing Retail - 0.9%
Amazon.com, Inc. (a)	11,627	40,315,692
Etsy, Inc. (a)	178,763	35,536,297
		75,851,989
Specialty Retail - 6.0%
AutoZone, Inc. (a)	32,857	48,106,591
Best Buy Co., Inc.	326,732	37,989,130
O'Reilly Automotive, Inc. (a)	102,712	56,787,411
The Home Depot, Inc.	1,105,056	357,673,476
		500,556,608

TOTAL CONSUMER DISCRETIONARY		617,654,010

CONSUMER STAPLES - 9.2%
Beverages - 0.8%
Brown-Forman Corp. Class B (non-vtg.)	258,768	19,738,823
Monster Beverage Corp. (a)	523,912	50,845,660
		70,584,483
Food Products - 0.4%
The Hershey Co.	209,158	34,364,659
Household Products - 5.4%
Colgate-Palmolive Co.	1,215,237	98,069,626
Procter & Gamble Co.	2,324,364	310,116,645
The Clorox Co.	178,705	32,613,663
WD-40 Co.	19,373	4,818,840
		445,618,774
Personal Products - 0.1%
Herbalife Nutrition Ltd. (a)	138,081	6,319,967
Tobacco - 2.5%
Philip Morris International, Inc.	2,207,859	209,746,605

TOTAL CONSUMER STAPLES		766,634,488

FINANCIALS - 5.6%
Capital Markets - 2.3%
Ameriprise Financial, Inc.	167,261	43,220,242
Evercore, Inc. Class A	57,605	8,072,189
FactSet Research Systems, Inc.	53,863	18,109,818
Lazard Ltd. Class A	159,872	7,192,641
LPL Financial	112,411	17,614,804
MarketAxess Holdings, Inc.	53,821	26,289,406
SEI Investments Co.	170,118	10,452,050
T. Rowe Price Group, Inc.	321,022	57,527,142
		188,478,292
Insurance - 3.3%
Aon PLC (b)	324,117	81,495,978
Erie Indemnity Co. Class A	35,361	7,567,961
Marsh & McLennan Companies, Inc.	719,062	97,576,713
Primerica, Inc.	55,721	8,902,544
Progressive Corp.	830,222	83,636,564
		279,179,760

TOTAL FINANCIALS		467,658,052

HEALTH CARE - 19.0%
Biotechnology - 3.1%
Amgen, Inc.	825,361	197,789,510
Biogen, Inc. (a)	218,164	58,321,782
		256,111,292
Health Care Equipment & Supplies - 3.1%
Edwards Lifesciences Corp. (a)	883,600	84,401,472
Globus Medical, Inc. (a)	108,091	7,757,691
Hologic, Inc. (a)	364,372	23,884,585
IDEXX Laboratories, Inc. (a)	120,933	66,391,008
Intuitive Surgical, Inc. (a)	88,265	76,349,225
		258,783,981
Health Care Providers & Services - 0.1%
Chemed Corp.	22,616	10,779,012
Health Care Technology - 0.4%
Cerner Corp.	434,663	32,621,458
Life Sciences Tools & Services - 2.0%
Bio-Techne Corp.	54,737	23,399,520
ICON PLC (a)	74,821	16,232,416
Illumina, Inc. (a)	206,989	81,313,559
Mettler-Toledo International, Inc. (a)	33,735	44,304,850
		165,250,345
Pharmaceuticals - 10.3%
Eli Lilly & Co.	1,125,628	205,731,030
Jazz Pharmaceuticals PLC (a)	78,988	12,985,627
Merck & Co., Inc.	2,982,571	222,201,540
Pfizer, Inc.	7,633,859	295,048,650
Zoetis, Inc. Class A	673,803	116,588,133
		852,554,980

TOTAL HEALTH CARE		1,576,101,068

INDUSTRIALS - 8.1%
Aerospace & Defense - 1.6%
Lockheed Martin Corp.	349,060	132,838,274
Building Products - 0.2%
A.O. Smith Corp.	192,004	13,008,271
Commercial Services & Supplies - 0.1%
Rollins, Inc.	313,646	11,692,723
Electrical Equipment - 0.5%
Rockwell Automation, Inc.	164,711	43,526,529
Industrial Conglomerates - 1.9%
3M Co.	817,780	161,217,149
Machinery - 2.6%
Fortive Corp.	478,054	33,855,784
IDEX Corp.	107,331	24,063,610
Illinois Tool Works, Inc.	408,354	94,109,263
Otis Worldwide Corp.	577,306	44,954,818
Snap-On, Inc.	76,862	18,262,411
		215,245,886
Professional Services - 0.3%
CoreLogic, Inc.	110,270	8,788,519
Robert Half International, Inc.	161,593	14,157,163
		22,945,682
Trading Companies & Distributors - 0.9%
Fastenal Co.	813,921	42,551,790
W.W. Grainger, Inc.	63,913	27,708,842
		70,260,632

TOTAL INDUSTRIALS		670,735,146

INFORMATION TECHNOLOGY - 36.1%
IT Services - 8.8%
Automatic Data Processing, Inc.	607,944	113,679,449
FleetCor Technologies, Inc. (a)	118,242	34,020,588
MasterCard, Inc. Class A	815,020	311,386,541
Paychex, Inc.	453,611	44,222,536
Visa, Inc. Class A (b)	971,302	226,857,295
		730,166,409
Semiconductors & Semiconductor Equipment - 5.6%
Intel Corp.	4,030,875	231,896,239
Texas Instruments, Inc.	1,301,397	234,915,172
		466,811,411
Software - 13.6%
Adobe, Inc. (a)	561,484	285,424,777
Check Point Software Technologies Ltd. (a)	157,025	18,342,090
Fair Isaac Corp. (a)	41,253	21,509,727
Fortinet, Inc. (a)	191,019	39,011,810
Manhattan Associates, Inc. (a)	90,063	12,360,246
Microsoft Corp.	2,512,936	633,712,200
Paycom Software, Inc. (a)	69,450	26,697,275
Zoom Video Communications, Inc. Class A (a)	289,023	92,363,080
		1,129,421,205
Technology Hardware, Storage & Peripherals - 8.1%
Apple, Inc.	5,089,627	669,082,365

TOTAL INFORMATION TECHNOLOGY		2,995,481,390

MATERIALS - 1.0%
Chemicals - 1.0%
Ecolab, Inc.	352,076	78,907,273
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
CoreSite Realty Corp.	60,632	7,366,182
TOTAL COMMON STOCKS
(Cost $5,659,993,847)		8,275,706,926
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 0.09% 5/6/21 (c)
(Cost $999,988)	1,000,000	1,000,000
	Shares	Value

Money Market Funds - 0.8%
Fidelity Cash Central Fund 0.04% (d)	13,369,155	$13,371,829
Fidelity Securities Lending Cash Central Fund 0.04% (d)(e)	52,081,067	52,086,275
TOTAL MONEY MARKET FUNDS
(Cost $65,458,104)		65,458,104
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $5,726,451,939)		8,342,165,030
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(47,790,948)
NET ASSETS - 100%		$8,294,374,082

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	89	June 2021	$18,576,080	$1,024,435	$1,024,435

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,000,000.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$13,339
Fidelity Securities Lending Cash Central Fund	27,981
Total	$41,320

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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